Investment Risks - The Tocqueville Fund	Feb. 27, 2026
Equity Securities Price Risk Member
Prospectus [Line Items]
Risk [Text Block]	the price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably;
Stock Performance Risk Member
Prospectus [Line Items]
Risk [Text Block]	a stock or stocks selected for the Fund’s portfolio may fail to perform as expected;
Value Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	a value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur; and

Market Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	the Fund, from time to time, may focus its exposure on specific sectors of the market. Such focus may be as a result of the portfolio manager’s perception of available investment opportunities. If the Fund focuses on a particular sector, the Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting the specific sector. Furthermore, investments in a particular sector may be more volatile than the broader market as a whole.
Information Technology Risk Member
Prospectus [Line Items]
Risk [Text Block]
The Fund may also be subject to risks particular to its investments in shares of information technology companies, including:
•information technology companies face intense competition and potentially rapid product obsolescence;
•information technology companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights.

Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
In addition, there are special risks associated with investing in non-U.S. securities, including:
•the value of foreign currencies may decline relative to the U.S. dollar;
•a foreign government may expropriate the Fund’s assets;
•political, social or economic instability in a foreign country in which the Fund invests may cause the value of the Fund’s investments to decline; and
•the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Foreign Securities Risk, Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	the value of foreign currencies may decline relative to the U.S. dollar;
Foreign Securities Risk, Foreign Domicile Jurisdiction Risk Member
Prospectus [Line Items]
Risk [Text Block]	a foreign government may expropriate the Fund’s assets;
Foreign Securities Risk, Political And Economic Risk Member
Prospectus [Line Items]
Risk [Text Block]	political, social or economic instability in a foreign country in which the Fund invests may cause the value of the Fund’s investments to decline; and
Foreign Securities Risk, Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	are not deposits of any bank; •are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and